The Munder Funds

Supplement Dated November 22, 2004

To Statement of Additional Information (“SAI”)

Dated October 31, 2004

1. Effective November 9, 2004, Mr. Charles Elliott retired as a Chairman and Trustee of The Munder Funds. Mr. Thomas Eckert replaced Mr. Elliott as Chairman of the Board of The Munder Funds.

In addition, Dr. David Brophy replaced Mr. Eckert as Chairman of the Audit Committee and Mr. Eckert ceased to be a member of that Committee.

2. Under the heading “MANAGEMENT OF THE FUNDS –Standing Committees of the Board”, which begins on page 37 of the SAI, the second paragraph in that section is hereby deleted and replaced with the following:

The Funds have a Nominating Committee. The Nominating Committee presently consists of Dr. Brophy, Dr. Champagne, Mr. Eckert, Hon. Engler and Mr. Rakolta. Mr. Rakolta serves as Chairman of the Nominating Committee. In the event of any vacancies on or additions to the Board, the Nominating Committee is responsible for (i) identifying and evaluating potential candidates to fill any such vacancy on the Board; (ii) selecting from among the potential candidates a nominee to be presented to the full Board for its consideration; and (iii) recommending to the Board a nominee to fill any such vacancy. The Nominating Committee may seek suggestions for potential Board members who are not deemed “interested persons” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Funds (“Independent Board Members”) nominees from any party it deems appropriate. For non-Independent Board Members, the Nominating Committee shall consider the views and recommendations of the Advisor.

Shareholders may submit for the Nominating Committee’s consideration, recommendations regarding potential Independent Board Member nominees. Each eligible shareholder or shareholder group may submit no more than one Independent Board Member nominee each calendar year. In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the nominee:

1. The nominee must satisfy certain qualifications described below and in the applicable Fund’s organizational documents, including qualification as a possible Independent Board Member.

2. The nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group.

3. Neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the last year by any nominating shareholder entity or entity in a nominating shareholder group.

4. Neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting,

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advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group.

5. The nominee may not be an executive officer, director (or person fulfilling similar functions) of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group.

6. The nominee may not control the nominating shareholder or any member of the nominating shareholder group (or, in the case of a holder or member that is a fund, an interested person of such holder or member as defined by Section 2(a)(19) of the 1940 Act).

7. A shareholder or shareholder group may not submit for consideration a nominee who has previously been considered by the Nominating Committee.

In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee:

1. Any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of the applicable Fund’s securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election. Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination. In addition, such securities must continue to be held through the date of the meeting. The nominating shareholder or shareholder group must also bear the economic risk of the investment and the securities used for purposes of calculating the ownership cannot be held “short.”

2. The nominating shareholder or shareholder group must also submit a certification which provides the number of shares which the person or group has (a) sole power to vote or direct the vote; (b) shared power to vote or direct the vote; (c) sole power to dispose or direct the disposition of such shares and (d) shared power to dispose or direct the disposition of such shares. In addition the certification shall provide that the shares have been held continuously for at least 2 years.

3. Shareholders or shareholder groups submitting proposed nominees must substantiate compliance with the above requirements at the time of submitting their proposed nominee as part of their written submission to the attention of the Nominating Committee. This submission should be provided no later than the first calendar quarter of the current year and must include: (a) the shareholder’s contact information; (b) the nominee’s contact information and the number of applicable Fund shares owned by the proposed nominee; (c) all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A of the Securities Exchange Act; and (d) a notarized letter executed by the nominee, stating his or her intention to serve as a nominee and be named in the applicable Fund’s proxy statement, if so designated by the Nominating Committee and the Fund’s Board.

To qualify as a nominee for the Board, individuals, at the time of nomination, should: (i) have substantial expertise, work experience or relationships that would contribute to the overall effectiveness of the Board, including in overseeing the Funds and protecting the interests of the Funds’ shareholders; (ii) have a degree from an accredited university or college in the

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United States or the equivalent degree from an equivalent institution of higher learning in another country or a certification as a public accountant; (iii) have no criminal convictions (other than traffic violations) or felony or misdemeanor convictions involving the purchase or sale of a security; (iv) not have been the subject of any order, judgment or decree (which was not subsequently reversed, suspended or vacated) of any federal or state authority finding that the individual violated or is in violation of any federal or state securities laws; and (v) not cause the Funds, as determined by the Nominating Committee in consultation with counsel to the Independent Board Members, to be in violation of or not in compliance with: (a) any applicable law, regulation or regulatory interpretation, (b) the applicable Fund’s organizational documents, or (c) any general policy adopted by the Board regarding either the mandatory retirement age of any Board member or the percentage of Board that would be comprised of Independent Board Members.

3. Under the heading “MANAGEMENT OF THE FUNDS –Compensation”, which begins on page 39 of the SAI, the first paragraph of that section is hereby deleted and replaced with the following:

Compensation. Each Trustee of the Funds who is not otherwise compensated by MCM, any sub-advisor to the Funds, or the Distributor pursuant to a contract between the Funds and MCM, the Sub-Advisor or the Distributor receive an aggregate annual retainer from MST and MFFT for service on the Board of $84,000 ($114,000 for the Chairman). Each Trustee of @Vantage who is not otherwise compensated by MCM or the Distributor pursuant to a contract between the Funds and MCM or the Distributor receives an annual retainer of $6,000. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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Liquidity Money Market Fund

Supplement Dated November 22, 2004

To Statement of Additional Information (“SAI”)

Dated April 30, 2004

1. Effective November 9, 2004, Mr. Charles Elliott retired as a Chairman and Trustee of The Munder Funds. Mr. Thomas Eckert replaced Mr. Elliott as Chairman of the Board of The Munder Funds.

In addition, Dr. David Brophy replaced Mr. Eckert as Chairman of the Audit Committee and Mr. Eckert ceased to be a member of that Committee.

2. Under the heading “MANAGEMENT OF THE FUNDS –Standing Committees of the Board”, which begins on page 18 of the SAI, the second paragraph in that section is hereby deleted and replaced with the following:

The Funds have a Nominating Committee. The Nominating Committee presently consists of Dr. Brophy, Dr. Champagne, Mr. Eckert, Hon. Engler and Mr. Rakolta. Mr. Rakolta serves as Chairman of the Nominating Committee. In the event of any vacancies on or additions to the Board, the Nominating Committee is responsible for (i) identifying and evaluating potential candidates to fill any such vacancy on the Board; (ii) selecting from among the potential candidates a nominee to be presented to the full Board for its consideration; and (iii) recommending to the Board a nominee to fill any such vacancy. The Nominating Committee may seek suggestions for potential Board members who are not deemed “interested persons” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Funds (“Independent Board Members”) nominees from any party it deems appropriate. For non-Independent Board Members, the Nominating Committee shall consider the views and recommendations of the Advisor.

Shareholders may submit for the Nominating Committee’s consideration, recommendations regarding potential Independent Board Member nominees. Each eligible shareholder or shareholder group may submit no more than one Independent Board Member nominee each calendar year. In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the nominee:

1. The nominee must satisfy certain qualifications described below and in the applicable Fund’s organizational documents, including qualification as a possible Independent Board Member.

2. The nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group.

3. Neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the last year by any nominating shareholder entity or entity in a nominating shareholder group.

4. Neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting,

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advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group.

5. The nominee may not be an executive officer, director (or person fulfilling similar functions) of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group.

6. The nominee may not control the nominating shareholder or any member of the nominating shareholder group (or, in the case of a holder or member that is a fund, an interested person of such holder or member as defined by Section 2(a)(19) of the 1940 Act).

7. A shareholder or shareholder group may not submit for consideration a nominee who has previously been considered by the Nominating Committee.

In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee:

1. Any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of the applicable Fund’s securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election. Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination. In addition, such securities must continue to be held through the date of the meeting. The nominating shareholder or shareholder group must also bear the economic risk of the investment and the securities used for purposes of calculating the ownership cannot be held “short.”

2. The nominating shareholder or shareholder group must also submit a certification which provides the number of shares which the person or group has (a) sole power to vote or direct the vote; (b) shared power to vote or direct the vote; (c) sole power to dispose or direct the disposition of such shares and (d) shared power to dispose or direct the disposition of such shares. In addition the certification shall provide that the shares have been held continuously for at least 2 years.

3. Shareholders or shareholder groups submitting proposed nominees must substantiate compliance with the above requirements at the time of submitting their proposed nominee as part of their written submission to the attention of the Nominating Committee. This submission should be provided no later than the first calendar quarter of the current year and must include: (a) the shareholder’s contact information; (b) the nominee’s contact information and the number of applicable Fund shares owned by the proposed nominee; (c) all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A of the Securities Exchange Act; and (d) a notarized letter executed by the nominee, stating his or her intention to serve as a nominee and be named in the applicable Fund’s proxy statement, if so designated by the Nominating Committee and the Fund’s Board.

To qualify as a nominee for the Board, individuals, at the time of nomination, should: (i) have substantial expertise, work experience or relationships that would contribute to the overall effectiveness of the Board, including in overseeing the Funds and protecting the interests of the Funds’ shareholders; (ii) have a degree from an accredited university or college in the

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United States or the equivalent degree from an equivalent institution of higher learning in another country or a certification as a public accountant; (iii) have no criminal convictions (other than traffic violations) or felony or misdemeanor convictions involving the purchase or sale of a security; (iv) not have been the subject of any order, judgment or decree (which was not subsequently reversed, suspended or vacated) of any federal or state authority finding that the individual violated or is in violation of any federal or state securities laws; and (v) not cause the Funds, as determined by the Nominating Committee in consultation with counsel to the Independent Board Members, to be in violation of or not in compliance with: (a) any applicable law, regulation or regulatory interpretation, (b) the applicable Fund’s organizational documents, or (c) any general policy adopted by the Board regarding either the mandatory retirement age of any Board member or the percentage of Board that would be comprised of Independent Board Members.

3. Under the heading “MANAGEMENT OF THE FUNDS –Compensation”, which begins on page 19 of the SAI, the first paragraph of that section is hereby deleted and replaced with the following:

Compensation. Each Trustee of the Funds who is not otherwise compensated by MCM, any sub-advisor to the Funds, or the Distributor pursuant to a contract between the Funds and MCM, the Sub-Advisor or the Distributor receive an aggregate annual retainer from MST and MFFT for service on the Board of $84,000 ($114,000 for the Chairman). Each Trustee of @Vantage who is not otherwise compensated by MCM or the Distributor pursuant to a contract between the Funds and MCM or the Distributor receives an annual retainer of $6,000. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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Munder S&P® MidCap Index Equity Fund

Munder S&P® SmallCap Index Equity Fund

Supplement Dated November 22, 2004

To Statement of Additional Information (“SAI”)

Dated April 30, 2004

1. Effective November 9, 2004, Mr. Charles Elliott retired as a Chairman and Trustee of The Munder Funds. Mr. Thomas Eckert replaced Mr. Elliott as Chairman of the Board of The Munder Funds.

In addition, Dr. David Brophy replaced Mr. Eckert as Chairman of the Audit Committee and Mr. Eckert ceased to be a member of that Committee.

2. Under the heading “MANAGEMENT OF THE FUNDS –Standing Committees of the Board”, which begins on page 19 of the SAI, the second paragraph in that section is hereby deleted and replaced with the following:

The Funds have a Nominating Committee. The Nominating Committee presently consists of Dr. Brophy, Dr. Champagne, Mr. Eckert, Hon. Engler and Mr. Rakolta. Mr. Rakolta serves as Chairman of the Nominating Committee. In the event of any vacancies on or additions to the Board, the Nominating Committee is responsible for (i) identifying and evaluating potential candidates to fill any such vacancy on the Board; (ii) selecting from among the potential candidates a nominee to be presented to the full Board for its consideration; and (iii) recommending to the Board a nominee to fill any such vacancy. The Nominating Committee may seek suggestions for potential Board members who are not deemed “interested persons” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Funds (“Independent Board Members”) nominees from any party it deems appropriate. For non-Independent Board Members, the Nominating Committee shall consider the views and recommendations of the Advisor.

Shareholders may submit for the Nominating Committee’s consideration, recommendations regarding potential Independent Board Member nominees. Each eligible shareholder or shareholder group may submit no more than one Independent Board Member nominee each calendar year. In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the nominee:

1. The nominee must satisfy certain qualifications described below and in the applicable Fund’s organizational documents, including qualification as a possible Independent Board Member.

2. The nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group.

3. Neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the last year by any nominating shareholder entity or entity in a nominating shareholder group.

4. Neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group.

5. The nominee may not be an executive officer, director (or person fulfilling similar functions) of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group.

6. The nominee may not control the nominating shareholder or any member of the nominating shareholder group (or, in the case of a holder or member that is a fund, an interested person of such holder or member as defined by Section 2(a)(19) of the 1940 Act).

7. A shareholder or shareholder group may not submit for consideration a nominee who has previously been considered by the Nominating Committee.

In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee:

1. Any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of the applicable Fund’s securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election. Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination. In addition, such securities must continue to be held through the date of the meeting. The nominating shareholder or shareholder group must also bear the economic risk of the investment and the securities used for purposes of calculating the ownership cannot be held “short.”

2. The nominating shareholder or shareholder group must also submit a certification which provides the number of shares which the person or group has (a) sole power to vote or direct the vote; (b) shared power to vote or direct the vote; (c) sole power to dispose or direct the disposition of such shares and (d) shared power to dispose or direct the disposition of such shares. In addition the certification shall provide that the shares have been held continuously for at least 2 years.

3. Shareholders or shareholder groups submitting proposed nominees must substantiate compliance with the above requirements at the time of submitting their proposed nominee as part of their written submission to the attention of the Nominating Committee. This submission should be provided no later than the first calendar quarter of the current year and must include: (a) the shareholder’s contact information; (b) the nominee’s contact information and the number of applicable Fund shares owned by the proposed nominee; (c) all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A of the Securities Exchange Act; and (d) a notarized letter executed by the nominee, stating his or her intention to serve as a nominee and be named in the applicable Fund’s proxy statement, if so designated by the Nominating Committee and the Fund’s Board.

To qualify as a nominee for the Board, individuals, at the time of nomination, should: (i) have substantial expertise, work experience or relationships that would contribute to the overall effectiveness of the Board, including in overseeing the Funds and protecting the interests of the Funds’ shareholders; (ii) have a degree from an accredited university or college in the United States or the equivalent degree from an equivalent institution of higher learning in another country or a certification as a public accountant; (iii) have no criminal convictions (other than traffic violations) or felony or misdemeanor convictions involving the purchase or sale of a security; (iv) not have been the subject of any order, judgment or decree (which was not subsequently reversed, suspended or vacated) of any federal or state authority finding that the individual violated or is in violation of any federal or state securities laws; and (v) not cause the Funds, as determined by the Nominating Committee in consultation with counsel to the Independent Board Members, to be in violation of or not in compliance with: (a) any applicable law, regulation or regulatory interpretation, (b) the applicable Fund’s organizational documents, or (c) any general policy adopted by the Board regarding either the mandatory retirement age of any Board member or the percentage of Board that would be comprised of Independent Board Members.

3. Under the heading “MANAGEMENT OF THE FUNDS –Compensation”, which begins on page 20 of the SAI, the first paragraph of that section is hereby deleted and replaced with the following:

Compensation. Each Trustee of the Funds who is not otherwise compensated by MCM, any sub-advisor to the Funds, or the Distributor pursuant to a contract between the Funds and MCM, the Sub-Advisor or the Distributor receive an aggregate annual retainer from MST and MFFT for service on the Board of $84,000 ($114,000 for the Chairman). Each Trustee of @Vantage who is not otherwise compensated by MCM or the Distributor pursuant to a contract between the Funds and MCM or the Distributor receives an annual retainer of $6,000. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Munder Institutional Government Money Market Fund

Munder Institutional Money Market Fund

Supplement Dated November 22, 2004

To Statement of Additional Information (“SAI”)

Dated April 30, 2004

1. Effective November 9, 2004, Mr. Charles Elliott retired as a Chairman and Trustee of The Munder Funds. Mr. Thomas Eckert replaced Mr. Elliott as Chairman of the Board of The Munder Funds.

In addition, Dr. David Brophy replaced Mr. Eckert as Chairman of the Audit Committee and Mr. Eckert ceased to be a member of that Committee.

2. Under the heading “MANAGEMENT OF THE FUNDS –Standing Committees of the Board”, which begins on page 18 of the SAI, the second paragraph in that section is hereby deleted and replaced with the following:

The Funds have a Nominating Committee. The Nominating Committee presently consists of Dr. Brophy, Dr. Champagne, Mr. Eckert, Hon. Engler and Mr. Rakolta. Mr. Rakolta serves as Chairman of the Nominating Committee. In the event of any vacancies on or additions to the Board, the Nominating Committee is responsible for (i) identifying and evaluating potential candidates to fill any such vacancy on the Board; (ii) selecting from among the potential candidates a nominee to be presented to the full Board for its consideration; and (iii) recommending to the Board a nominee to fill any such vacancy. The Nominating Committee may seek suggestions for potential Board members who are not deemed “interested persons” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Funds (“Independent Board Members”) nominees from any party it deems appropriate. For non-Independent Board Members, the Nominating Committee shall consider the views and recommendations of the Advisor.

Shareholders may submit for the Nominating Committee’s consideration, recommendations regarding potential Independent Board Member nominees. Each eligible shareholder or shareholder group may submit no more than one Independent Board Member nominee each calendar year. In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the nominee:

1. The nominee must satisfy certain qualifications described below and in the applicable Fund’s organizational documents, including qualification as a possible Independent Board Member.

2. The nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group.

3. Neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the last year by any nominating shareholder entity or entity in a nominating shareholder group.

4. Neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar

1

year, or during the year when the nominee’s name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group.

5. The nominee may not be an executive officer, director (or person fulfilling similar functions) of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group.

6. The nominee may not control the nominating shareholder or any member of the nominating shareholder group (or, in the case of a holder or member that is a fund, an interested person of such holder or member as defined by Section 2(a)(19) of the 1940 Act).

7. A shareholder or shareholder group may not submit for consideration a nominee who has previously been considered by the Nominating Committee.

In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee:

1. Any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of the applicable Fund’s securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election. Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination. In addition, such securities must continue to be held through the date of the meeting. The nominating shareholder or shareholder group must also bear the economic risk of the investment and the securities used for purposes of calculating the ownership cannot be held “short.”

2. The nominating shareholder or shareholder group must also submit a certification which provides the number of shares which the person or group has (a) sole power to vote or direct the vote; (b) shared power to vote or direct the vote; (c) sole power to dispose or direct the disposition of such shares and (d) shared power to dispose or direct the disposition of such shares. In addition the certification shall provide that the shares have been held continuously for at least 2 years.

3. Shareholders or shareholder groups submitting proposed nominees must substantiate compliance with the above requirements at the time of submitting their proposed nominee as part of their written submission to the attention of the Nominating Committee. This submission should be provided no later than the first calendar quarter of the current year and must include: (a) the shareholder’s contact information; (b) the nominee’s contact information and the number of applicable Fund shares owned by the proposed nominee; (c) all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A of the Securities Exchange Act; and (d) a notarized letter executed by the nominee, stating his or her intention to serve as a nominee and be named in the applicable Fund’s proxy statement, if so designated by the Nominating Committee and the Fund’s Board.

To qualify as a nominee for the Board, individuals, at the time of nomination, should: (i) have substantial expertise, work experience or relationships that would contribute to the overall effectiveness of the Board, including in overseeing the Funds and protecting the interests

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of the Funds’ shareholders; (ii) have a degree from an accredited university or college in the United States or the equivalent degree from an equivalent institution of higher learning in another country or a certification as a public accountant; (iii) have no criminal convictions (other than traffic violations) or felony or misdemeanor convictions involving the purchase or sale of a security; (iv) not have been the subject of any order, judgment or decree (which was not subsequently reversed, suspended or vacated) of any federal or state authority finding that the individual violated or is in violation of any federal or state securities laws; and (v) not cause the Funds, as determined by the Nominating Committee in consultation with counsel to the Independent Board Members, to be in violation of or not in compliance with: (a) any applicable law, regulation or regulatory interpretation, (b) the applicable Fund’s organizational documents, or (c) any general policy adopted by the Board regarding either the mandatory retirement age of any Board member or the percentage of Board that would be comprised of Independent Board Members.

3. Under the heading “MANAGEMENT OF THE FUNDS –Compensation”, which begins on page 19 of the SAI, the first paragraph of that section is hereby deleted and replaced with the following:

Compensation. Each Trustee of the Funds who is not otherwise compensated by MCM, any sub-advisor to the Funds, or the Distributor pursuant to a contract between the Funds and MCM, the Sub-Advisor or the Distributor receive an aggregate annual retainer from MST and MFFT for service on the Board of $84,000 ($114,000 for the Chairman). Each Trustee of @Vantage who is not otherwise compensated by MCM or the Distributor pursuant to a contract between the Funds and MCM or the Distributor receives an annual retainer of $6,000. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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